Lease arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
Summary of right of use assets

Right-of-use assets

	Property £m	Non- property £m	2018 £m	Property £m	Non- property £m	Restated 2017 £m
At start of year	264	23	287	298	27	325
Additions	26	5	31	41	5	46
Acquisitions	7	5	12	–	–	–
Remeasurement	13	–	13	8	–	8
Disposals	(2)	(8)	(10)	(8)	0	(8)
Depreciation	(68)	(9)	(77)	(67)	(8)	(75)
Exchange translation differences	6	1	7	(8)	(1)	(9)
At end of year	246	17	263	264	23	287

Summary of lease liability	Lease liability
	2018 £m	Restated 2017 £m
Current
Property	(83)	(81)
Non-property	(9)	(8)
Non-current
Property	(260)	(295)
Non-property	(8)	(7)
Total	(360)	(391)

Summary of finance lease receivable

RELX subleases vacant space available within its leased properties. IFRS 16 specifies conditions whereby a sublease is classed as a finance lease for the sub-lessor.  The finance lease receivable balance held is as follows:

	2018 £m	Restated 2017 £m
Net finance lease receivable	49	57